Schedule of Investments
March 31, 2026 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Value ($)(1)

Common Stocks - 99.71%

Aircraft Engines & Engine Parts - 2.40%
Solstice Advanced Materials Inc.	95,000	7,235,200

Business Services - 0.00%
The Depository Trust & Clearing Corp. (a) (b) (2)	0	7,910

Electronic Computers - 4.62%
Apple, Inc.	55,000	13,958,450

Federal & Federally - Sponsored Credit Agencies - 5.60%
Federal Agricultural Mortgage Corp.	15,750	2,336,513
Federal Agricultural Mortgage Corp. Class A	102,250	12,167,750
Federal National Mortgage Association Fannie Mae (2)	329,500	2,392,170

		16,896,433

Finance Services - 1.97%
Circle Internet Group, Inc. (2)	62,500	5,963,125

Fire, Marine & Casualty Insurance - 3.57%
Berkshire Hathaway, Inc. Class A (2)	15	10,772,100

Hotels & Motels - 3.08%
Park Hotels & Resorts Inc.	882,500	9,292,725

Investment Advice - 3.06%
KKR & Co., Inc. Class A	100,000	9,250,000

Motor Vehicles & Passenger Car Bodies - 4.00%
Tesla, Inc. (2)	32,500	12,081,875

National Commercial Bank - 4.48%
JPMorgan Chase & Co.	46,000	13,531,360

Optical Instruments & Lenses - 2.21%
Coherent Corp. (2)	28,000	6,669,880

Pharmaceutical Preparations - 8.38%
Eli Lilly & Co.	27,500	25,293,675

Retail-Catalog & Mail-Order Houses - 6.78%
Amazon.com, Inc. (2)	98,250	20,462,528

Security Brokers, Dealers & Exchanges - 4.76%
Goldman Sachs Group, Inc.	17,000	14,381,830

Semiconductors & Related Devices - 32.68%
NVIDIA Corp.	376,000	65,574,400
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	33,119,100

		98,693,500

Services-Business Services, NEC - 4.90%
Mercadolibre, Inc. (Uruguay) (2)	8,550	14,783,121

Services-Prepackaged Software - 4.14%
Palantir Technologies, Inc. (2)	85,500	12,506,940

State Commercial Banks - 3.09%
East West Bancorp, Inc.	87,500	9,341,500

Total Common Stock	(Cost $ 150,241,763)	301,122,151

Money Market Fund - 0.59%

Goldman Sachs Financial Square Government Fund - 3.551% (3)	1,769,989	1,769,989

Total Money Market Registered Investment Companies	(Cost $ 1,769,989)	1,769,989

Total Investments - 100.30%	(Cost $ 152,011,752)	302,892,141

Liabilities in Exccess of Other Assets - (0.30%)		(905,272)

Total Net Assets - 100.00%		301,986,869

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$290,716,480
Level 2 - Other Significant Observable Inputs		12,167,750
Level 3 - Significant Unobservable Inputs		7,910
Total		$302,892,141

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2026.
(a) Level 3 Security. This security was valued using significant unobservable inputs.
(b) Actual shares owned 0.116 shares.